INTANGIBLE ASSETS, NET - Impairment and Amortization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
Amortization expenses	¥ 36	¥ 786	¥ 1,413
Trade name and brand
INTANGIBLE ASSETS, NET
Impairment loss	¥ 4,534	¥ 0	¥ 1,386